Property and Equipment	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Property and Equipment

8 - EQUIPMENT

March 31, 2016	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	845,762	835,296	10,466
Software	78,246	72,446	5,800
Office furniture and equipment	184,570	175,388	9,182
Voice communications equipment	4,765	4,314	451
Leasehold improvements	128,354	127,936	418
	1,241,697	1,215,380	26,317

March 31, 2015	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	861,019	850,484	10,535
Software	74,259	72,832	1,427
Office furniture and equipment	189,099	177,670	11,429
Voice communications equipment	4,897	4,320	577
Leasehold improvements	125,286	124,748	538
	1,254,560	1,230,054	24,506

Depreciation expense for the year ended March 31, 2016 was $9,166 ($19,347 and $10,953 for the years ended March 31, 2015 and 2014 respectively). These expenses are included in the cost of revenue account, the selling, general, and administration account and the research and development account.